Commitments and Contingencies (Details Narrative) (10-K) - Lease Agreement [Member]	Jul. 01, 2020 USD ($) a
Lease term	12 months
Lease expiration date	Jan. 25, 2021
Two Rivers Water & Farming Company [Member]
Lease term	5 years
Area of land | a	158
Monthly lease payments | $	$ 5,250
Lease expiration date	Jul. 01, 2020